SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2010
SHARE-BASED AWARDS [Abstract]
SHARE-BASED AWARDS
12.	SHARE-BASED AWARDS

2007 Incentive Compensation Plan: The 2007 Incentive Compensation Plan (the “2007 Plan”) serves as a successor to the 1998 Stock Option/Stock Incentive Plan, the 1998 Non-Employee Director Stock Option Plan, the Restricted Stock Bonus Plan and the Non-Employee Director Stock Retainer Plan (the “Predecessor Plans”). Under the 2007 Plan, 2,215,000 shares of common stock were initially reserved for issuance. As of December 31, 2010, 2,467,198 shares of its common stock were reserved for future issuance of share-based awards under the 2007 Plan. On January 28, 2010, the Board of Directors adopted an amended and restated 2007 Plan, which, among other things, authorized the issuance of an additional 2,200,000 shares of A&B stock under the 2007 Plan. Shareholders approved the amended 2007 Plan at the 2010 Annual Meeting of Shareholders.

The 2007 Plan consists of four separate incentive compensation programs: (i) the discretionary grant program, (ii) the stock issuance program, (iii) the incentive bonus program and (iv) the automatic grant program for the non-employee members of the Company's Board of Directors. Share-based compensation is generally awarded under three of the four programs, as more fully described below.

Discretionary Grant Program – Under the Discretionary Grant Program, stock options may be granted with an exercise price no less than 100 percent of the fair market value (defined as the closing market price) of the Company's common stock on the date of the grant. Options generally become exercisable ratably over three years and have a maximum contractual term of 10 years. The Company estimates the grant-date fair value of its stock options using a Black-Scholes-Merton option valuation model.

Stock Issuance Program – Under the Stock Issuance Program, shares of common stock or restricted stock units may be granted. Time-based equity awards vest ratably over three years. Provided certain performance targets are achieved, performance-based equity awards (granted prior to December 31, 2008) vest after one year, and performance-based equity awards granted after December 31, 2008 vest over three years.

Automatic Grant Program – The Automatic Grant Program supersedes and replaces the Company's 1998 Non-Employee Director Stock Option Plan and the Non-Employee Director Stock Retainer Plan. At each annual shareholder meeting, non-employee directors will receive an award of restricted stock units that entitle the holder to an equivalent number of shares of common stock upon vesting. Awards of restricted stock units granted under the program generally vest ratably over three years.

The shares of common stock authorized to be issued under the 2007 Plan may be drawn from shares of the Company's authorized but unissued common stock or from shares of its common stock that the Company acquires, including shares purchased on the open market or in private transactions.

Predecessor Plans: Adopted in 1998, the Company's 1998 Stock Option/Stock Incentive Plan (“1998 Plan”) provided for the issuance of non-qualified stock options and common stock to employees of the Company. Under the 1998 Plan, option prices could not be less than the fair market value of the Company's common stock on the dates of grant and the options became exercisable over periods determined, at the dates of grant, by the Compensation Committee of the A&B Board of Directors that administers the plan. Generally, options vested ratably over three years and expired ten years from the date of grant. Payments for options exercised may be made in cash or in shares of the Company's stock. If an option to purchase shares is exercised within five years of the date of grant and if payment is made in shares of the Company's stock, the option holder may receive, under a reload feature, a new stock option grant for such number of shares as is equal to the number surrendered, with an option price not less than the greater of the fair market value of the Company's stock on the date of exercise or one and one-half times the original option price. The 1998 Plan also permitted the issuance of shares of the Company's common stock. Generally, grants of time-based, non-vested stock vests ratably over three years and performance-based, non-vested stock vests in one year, provided that certain performance targets are achieved. The 1998 Plan was superseded by the 2007 Plan and no further grants will be made under the 1998 Plan.

Director Stock Option Plans: The 1998 Director Stock Option Plan (“1998 Director Plan”) was superseded by the 2007 Plan. Under the 1998 Non-Employee Director Stock Option Plan, each non-employee Director of the Company, elected at an Annual Meeting of Shareholders, was automatically granted, on the date of each such Annual Meeting, an option to purchase 8,000 shares of the Company's common stock at the fair market value of the shares on the date of grant. Each option to purchase shares generally became exercisable ratably over three years following the date granted.

The Company estimates the grant-date fair value of its stock options using a Black-Scholes-Merton option-pricing model. The weighted average grant-date fair values of the options granted during 2010, 2009, and 2008 were $6.59,  $2.79, and $7.88, respectively, per option, using the range of assumptions provided in the table below:

	2010	2009	2008

Expected volatility	28.8%	24.8%	19.5%-19.8%
Expected term (in years)	5.8	5.8	5.8
Risk-free interest rate	2.7%	1.9%	3.1%-3.5%
Dividend yield	3.8%	5.4%	2.6%

•
Expected volatility was primarily determined using the historical volatility of A&B common stock over the expected term, but the Company may also consider future events and other factors that it reasonably concludes marketplace participants might consider.

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The expected term of the awards represents expectations of future employee exercise and post-vesting termination behavior and was primarily based on historical experience. The Company analyzed various groups of employees and considers expected or unusual trends that would likely affect this assumption.

•	The risk free interest rate was based on U.S. Government treasury yields for periods equal to the expected term of the option on the grant date.

•	The expected dividend yield is based on the Company's current and historical dividend policy.

Application of alternative assumptions could produce significantly different estimates of the fair value of share-based compensation and, consequently, significantly affect the related amounts recognized in the consolidated statements of income.

The following table summarizes 2010 stock option activity for the Company's plans (in thousands, except exercise price amounts):

					Weighted	Weighted
		1998	1998		Average	Average	Aggregate
	2007	Employee	Director	Total	Exercise	Contractual	Intrinsic
	Plan	Plan	Plan	Shares	Price	Life	Value

Outstanding January 1, 2010	958	1,291	196	2,445	$36.80
Granted	425	--	--	425	$33.01
Exercised	(20)	(225)	(6)	(251)	$26.75
Forfeited and expired	(31)	(11)	--	(42)	$40.38
Outstanding December 31, 2010	1,332	1,055	190	2,577	$37.10	5.5	$15,839

Vested or expected to vest	1,319	1,055	190	2,564	$37.10	5.5	$15,681
Exercisable December 31, 2010	453	1,055	190	1,698	$39.91	4.4	$7,542

The following table summarizes 2010 non-vested common stock and restricted stock unit activity (in thousands, except weighted-average, grant-date fair value amounts):

			Predecessor
	2007		Plans
	Plan	Weighted	Non-Vested	Weighted
	Restricted	Average	Common	Average
	Stock	Grant-Date	Stock	Grant-Date
	Units	Fair Value	Shares	Fair Value
January 1, 2010	427	$27.06	15	$48.19
Granted	187	$33.51	--	--
Vested	(93)	$32.28	(15)	$48.19
Forfeited	(191)	$23.76	--	--
Outstanding December 31, 2010	330	$31.15	--	--

A summary of the compensation cost and other measures related to share-based payments is as follows (in millions):

	2010	2009	2008
Share-based expense (net of estimated forfeitures):
Stock options	$2	$4	$3
Non-vested stock & restricted stock units	6	5	8
Total share-based expense	8	9	11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	$5	$6	$8

Cash received upon option exercise	$7	$--	$2
Intrinsic value of options exercised	$2	$--	$1
Tax benefit realized upon option exercise	$1	$--	$1
Fair value of stock vested	$4	$3	$13

As of December 31, 2010, there was $2.2 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of approximately 1.5 years. As of December 31, 2010, unrecognized compensation cost related to non-vested stock and restricted stock units was $8.0 million. The unrecognized cost for non-vested stock and restricted stock units is expected to be recognized over a weighted average period of 1.5 years.